Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Cash II Shares) [BarChart] - Cash II Shares - Federated Hermes Prime Cash Obligations Fund - CII	2016	2017	2018	2019	2020
Total	0.01%	0.38%	1.23%	1.54%	0.21%